OPERATING LEASES (Details Narrative) - 12 months ended Dec. 31, 2024	USD ($)	CNY (¥)	HKD ($)
Finite-Lived Intangible Assets [Line Items]
Accrued rent	$ 8,000
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Operating lease term	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Operating lease term	3 years
Office Space [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for rent	$ 2,528	¥ 17,882
Operating lease term	3 years
Server Rooms [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for rent	$ 5,656		$ 40,000
Operating lease term	3 years
Operating lease initial direct costs	$ 5,656		40,000
Dormitory Lease [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for rent	$ 4,807		34,000
Operating lease term	2 years
Operating lease initial direct costs	$ 2,404		$ 17,000